Events after the reporting period	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period

22. Events after the reporting period

The Company has evaluated subsequent events through August 12, 2026, which is the date the condensed consolidated interim financial statements were authorized for issuance, and did not identify any significant event after reporting period that needs to be disclosed.